Net Loss Per Share - Schedule of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss	$ (230,495)	$ (39,744)	$ (19,085)
Net loss attributable to ordinary shareholders	$ (230,495)	$ (39,744)	$ (19,085)
Weighted average number of ordinary shares outstanding, basic and diluted	22,559,389	8,872,768	7,100,528
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (10.22)	$ (4.48)	$ (2.69)